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                        CENTURY CAPITAL MANAGEMENT, LLC
                         100 Federal Street, 29th Floor
                                Boston, MA 02110


ELECTRONIC SUBMISSION - BY EDGAR

March 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re: Century Capital Management Trust (File Nos. 333-86067 and 811-09561)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Century Capital Management Trust (the "Trust") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 13 to the Trust's Registration Statement under the 1933 Act and Post-Effective Amendment No. 15 to the Trust's Registration Statement under the 1940 Act on Form N-1A relating to each series of the Trust (Century Shares Trust and Century Small Cap Select Fund), which was filed by electronic transmission on February 25, 2005.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (617) 701-5115.

Very truly yours,

/s/ MAUREEN E. KANE

Maureen E. Kane
General Counsel